Earnings Per Share - Schedule of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$ 536,337	$ 601,167	$ 418,945
Basic earnings per share for Common and Class B common stock	$ 13.72	$ 15.46	$ 10.83
Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$ 536,337	$ 601,167	$ 418,945
Diluted earnings per share for Common and Class B common stock	$ 13.67	$ 15.41	$ 10.78
Class B Common Stock [Member]
Basic Earnings per Share:
Earnings allocated to Watsco, Inc. shareholders - Basic	$ 44,185	$ 50,010	$ 27,799
Common Stock [Member]
Basic Earnings per Share:
Earnings allocated to Watsco, Inc. shareholders - Basic	455,186	499,792	353,873
Common Stock [Member] | Class B Common Stock [Member]
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	536,337	601,167	418,945
Less: distributed and undistributed earnings allocated to restricted common stock	36,966	51,365	37,273
Earnings allocated to Watsco, Inc. shareholders - Basic	$ 499,371	$ 549,802	$ 381,672
Weighted-average common shares outstanding—Basic	36,406,148	35,564,203	35,244,230
Basic earnings per share for Common and Class B common stock	$ 13.72	$ 15.46	$ 10.83
Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$ 536,337	$ 601,167	$ 418,945
Less: distributed and undistributed earnings allocated to restricted common stock	36,932	51,294	37,222
Earnings allocated to Watsco, Inc. shareholders - Diluted	$ 499,405	$ 549,873	$ 381,723
Weighted-average common shares outstanding—Basic	36,406,148	35,564,203	35,244,230
Effect of dilutive stock options	125,535	119,431	179,608
Weighted-average common shares outstanding—Diluted	36,531,683	35,683,634	35,423,838
Diluted earnings per share for Common and Class B common stock	$ 13.67	$ 15.41	$ 10.78